Income Taxes Income Taxes (Deferred Tax Liability) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets, Net [Abstract]
Asset retirement obligations	$ 0	$ 2.8
Other	0	0.4
Total deferred tax assets	0	3.2
Deferred Tax Liabilities, Net [Abstract]
Property, plant and equipment	(73.1)	(444.1)
Total deferred tax liabilities	(73.1)	(444.1)
Deferred tax liability, net	$ (73.1)	$ (440.9)